VALUE OF IN-FORCE BUSINESS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of value of in-force business [Abstract]
Schedule of Range of Yields and Other Key Assumptions
The table below shows the resulting range of yields and other key assumptions at 31 December:

	2022%	2021%
Risk-free rate (value of in-force non-annuity business)[1]	1.94 to 4.55	(0.16) to 3.60
Risk-free rate (value of in-force annuity business)[1]	3.54 to 6.15	0.72 to 4.49
Risk-free rate (financial options and guarantees)[1]	1.94 to 4.55	(0.16) to 3.60
Retail price inflation	3.70	3.28
Expense inflation	4.00	3.58
1    All risk-free rates are quoted as the range of rates implied by the relevant forward swap curve.

Schedule of Value of In-Force Business
The value of in-force business asset in the consolidated balance sheet is comprised as follows:

	2022 £m	2021 £m
Acquired value of in-force non-participating investment contracts	175	197
Value of in-force insurance and participating investment contracts	5,244	5,317
Total value of in-force business	5,419	5,514

Schedule of In-Force Business, Acquisition Value and Movements
The movement in the acquired value of in-force non-participating investment contracts over the year is as follows:

	2022 £m	2021 £m
At 1 January	197	221
Amortisation (note 11)	(22)	(24)
At 31 December	175	197
The movement in the value of in-force insurance and participating investment contracts over the year is as follows:

	2022 £m	2021 £m
At 1 January	5,317	5,396
Exchange and other adjustments	7	(9)
Movements in the year:
New business	416	321
Existing business:
Expected return	(360)	(355)
Experience variances	18	84
Assumption changes	247	(465)
Economic variance	(401)	345
Movement in the value of in-force business (note 9)	(80)	(70)
At 31 December	5,244	5,317